Schedule of Investments (unaudited)
February 28, 2023
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 2.1%
Banco do Brasil SA	4,833,006	$ 37,266,797
Canada — 7.3%
Canadian National Railway Co.	509,235	57,999,422
Suncor Energy, Inc.	2,077,171	69,812,431
		127,811,853
China — 6.6%
Alibaba Group Holding Ltd.(a)	1,897,100	20,851,869
Meituan, Class B(a)(b)	207,230	3,596,463
Tencent Holdings Ltd.	2,072,300	91,032,837
		115,481,169
Denmark — 3.0%
Novo Nordisk A/S, Class B	368,546	52,059,066
France — 8.3%
Air Liquide SA	626,482	99,533,231
Kering SA	78,325	45,923,611
		145,456,842
Germany — 9.1%
Beiersdorf AG	539,540	64,391,738
Infineon Technologies AG	1,180,928	41,777,008
MTU Aero Engines AG	215,580	52,024,488
		158,193,234
Iceland — 1.2%
Marel HF(b)	5,442,013	21,469,944
Italy — 8.1%
Intesa Sanpaolo SpA	34,123,621	92,177,603
UniCredit SpA	2,442,515	49,970,299
		142,147,902
Japan — 18.7%
Daiichi Sankyo Co. Ltd.	1,582,900	49,855,551
Makita Corp.	1,212,400	29,649,607
Nidec Corp.	790,700	40,127,622
Recruit Holdings Co. Ltd.	3,102,100	83,185,398
Sony Group Corp.	1,476,900	123,493,185
		326,311,363
Netherlands — 7.6%
ASML Holding NV	83,283	51,332,025
Koninklijke DSM NV	663,350	81,744,677
		133,076,702
Security	Shares	Value
Spain — 3.0%
Industria de Diseno Textil SA	1,682,261	$ 51,825,021
Sweden — 1.5%
Epiroc AB, Class A	1,329,904	25,557,932
Switzerland — 7.3%
Lonza Group AG, Registered Shares	98,648	58,758,863
Roche Holding AG, NVS	240,695	69,401,751
		128,160,614
United Kingdom — 4.1%
Standard Chartered PLC	7,587,456	71,794,065
United States — 11.1%
Baker Hughes Co., Class A	1,711,184	52,362,230
Equinix, Inc.	50,141	34,510,546
PayPal Holdings, Inc.(a)(c)	428,747	31,555,779
Thermo Fisher Scientific, Inc.	139,669	75,667,078
		194,095,633
Total Long-Term Investments — 99.0% (Cost: $1,673,164,410)		1,730,708,137
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(d)(e)	16,321,792	16,321,792
SL Liquidity Series, LLC, Money Market Series, 4.75%(d)(e)(f)	15,526,942	15,531,600
Total Short-Term Securities — 1.8% (Cost: $31,853,392)		31,853,392
Total Investments — 100.8% (Cost: $1,705,017,802)		1,762,561,529
Liabilities in Excess of Other Assets — (0.8)%		(13,614,550)
Net Assets — 100.0%		$ 1,748,946,979
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 21,475,121	$ —	$ (5,153,329)(a)	$ —	$ —	$ 16,321,792	16,321,792	$ 1,210,666	$ —
SL Liquidity Series, LLC, Money Market Series	—	15,531,602(a)	—	(2)	—	15,531,600	15,526,942	91(b)	—
				$ (2)	$ —	$ 31,853,392		$ 1,210,757	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,821,707	EUR	81,063,227	Deutsche Bank AG	03/17/23	$ 991,102

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 37,266,797	$ —	$ —	$ 37,266,797
Canada	127,811,853	—	—	127,811,853
China	—	115,481,169	—	115,481,169
Denmark	—	52,059,066	—	52,059,066
France	—	145,456,842	—	145,456,842
Germany	—	158,193,234	—	158,193,234
Iceland	21,469,944	—	—	21,469,944
Italy	—	142,147,902	—	142,147,902
Japan	—	326,311,363	—	326,311,363
Netherlands	—	133,076,702	—	133,076,702
Spain	—	51,825,021	—	51,825,021
Sweden	—	25,557,932	—	25,557,932
Switzerland	—	128,160,614	—	128,160,614
United Kingdom	—	71,794,065	—	71,794,065
United States	194,095,633	—	—	194,095,633
Short-Term Securities
Money Market Funds	16,321,792	—	—	16,321,792
	$ 396,966,019	$ 1,350,063,910	$ —	1,747,029,929
Investments valued at NAV(a)				15,531,600
				$ 1,762,561,529
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 991,102	$ —	$ 991,102
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
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